Segment Information - Summary Of General And Administration Of The Company (Parentheticals) (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-based compensation expense	$ 12.1	$ 17.0	$ 26.7	$ 19.6	$ 18.0